[Letterhead of Franklin Resources, Inc.]



March 31, 2005

Mr. Kevin W. Vaughn
Branch Chief
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:        Franklin Resources, Inc.
           Form 10-K for the year ended September 30, 2004
           File No. 0-09318


Dear Mr. Vaughn:

In connection with responding to your comment letter dated March 18, 2005, Franklin Resources, Inc. (the "Company") acknowledges that: the Company is responsible for the adequacy and accuracy of the disclosure in the Company's Form 10-K for the fiscal year ended September 30, 2004 (the "Filing"); staff comments or changes to disclosure in response to staff comments do not foreclose the U.S. Securities and Exchange Commission (the "Commission") from taking any action with respect to the Filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.



Very truly yours,

/s/ James R. Baio

James R. Baio
Senior Vice President
Chief Financial Officer
Franklin Resources, Inc.